Share-based compensation - Schedule of Share-based Compensation Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized	$ 14,798	$ 10,988	$ 47,016	$ 22,169
Incentive Plan 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	0	0	0	361
Tax expense from share-based payment transactions with employees	0	0	0	(5,343)
Share Purchase Plan 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	0	0	0	7,417
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized		10,988		19,734
2019 Equity Incentive Plan | Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	12,105	10,266	40,112	19,012
2019 Equity Incentive Plan | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase in reserve of share-based payments	$ 2,693	$ 722	6,904	$ 722
Expense recognized			$ 2,693